Income Taxes - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Compensation and benefits	$ 34.8	$ 46.0
Accruals and reserves	12.0	16.9
Tax credit carryovers	19.2	15.8
Tax loss carryovers	144.9	58.7
Other	26.6	36.4
Total gross deferred tax assets	237.5	173.8
Valuation allowances	(127.7)	(39.1)	$ (20.5)
Total deferred tax assets	109.8	134.7
Deferred tax liabilities:
Intangibles	(165.2)	(192.9)
Property and equipment	(43.1)	(55.1)
Other	(7.4)	(12.6)
Total deferred tax liabilities	(215.7)	(260.6)
Deferred tax liabilities - net	$ (105.9)	$ (125.9)